INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current tax expense	$ 6,480	$ 7,652
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	24.70%	8.00%
PPP loan forgiveness		8.00%
Stock Compensation	(6.30%)
Transaction Costs	7.40%
Change in FV Earnout Liability	27.20%
Change in FV of Debt	31.20%
Change in Warrant Liability	9.50%
Other permanent difference	(0.30%)	(0.50%)
Change in valuation allowance	(114.40%)	(36.50%)